SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22– SUBSEQUENT EVENTS

On January 29, 2016, we entered into a Third Amendment to Credit Agreement (the “Third Amendment to Omega Credit Agreement”), which further amended the First Amendment to Omega Credit Agreement to provide, among other things, for a $350 million senior unsecured incremental term loan facility (the “Tranche A-3 Term Loan Facility,” and together with the Tranche A-1 Term Loan Facility and the Tranche A-2 Term Loan Facility, the “Term Loan Facilities”), which was borrowed in full at closing. The Tranche A-3 Term Loan Facility matures on January 29, 2021. The proceeds from this borrowing were used to pay down the Revolving Credit Facility and for general corporate purposes. The Tranche A-3 Term Loan Facility bears interest at LIBOR plus an applicable percentage (beginning at 150 basis points, with a range of 100 to 195 basis points) based on our ratings from Standard & Poor’s, Moody’s and/or Fitch Ratings. The Third Amendment to Omega Credit Agreement also permits us, subject to compliance with customary conditions, to increase the Revolving Credit Facility or to add one or more tranches of incremental term loans, or both, by an aggregate principal amount not exceeding $250 million.

On February 1, 2016, we acquired 10 SNFs from Laurel for approximately $169.0 million in cash and leased them to an unrelated existing operator. Immediately following our acquisition, the unrelated existing operator acquired all of the outstanding equity interests of Laurel, including the interests previously held by a director of the Company and his family.  The director, together with certain members of his immediate family, beneficially owned approximately 34% of the equity of Laurel prior to the transaction.   The SNFs, consisting of 985 operating beds are located in Ohio (6), Virginia (3) and Michigan (1). The new master lease has an initial annual cash yield of 8.5% and annual escalators of 2.0% and is cross defaulted to the operator’s existing master lease.